CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Current assets
Cash and cash equivalents	₨ 7,107	$ 85	₨ 5,779
Other investments	74,363	892	56,018
Trade and other receivables	80,298	963	72,485
Inventories	63,552	763	48,670
Derivative financial instruments	169	2	1,232
Other current assets	22,560	271	20,069
Total current assets	248,049	2,976	204,253
Non-current assets
Property, plant and equipment	76,886	923	66,462
Goodwill	4,253	51	4,245
Other intangible assets	36,951	443	30,849
Investment in equity accounted investees	4,196	50	4,702
Other investments	1,059	13	660
Deferred tax assets	10,774	129	7,196
Tax assets	3,718	45	2,687
Other non-current assets	1,632	20	800
Total non-current assets	139,469	1,673	117,601
Total assets	387,518	4,650	321,854
Current liabilities
Trade and other payables	30,919	371	26,444
Short-term borrowings	12,723	153	7,390
Long-term borrowings, current portion	1,307	16	4,804
Provisions	5,383	65	5,454
Tax liabilities	2,342	28	2,144
Derivative financial instruments	468	6	137
Other current liabilities	42,897	515	39,472
Total current liabilities	96,039	1,152	85,845
Non-current liabilities
Long-term borrowings	5,990	72	1,278
Deferred tax liabilities	909	11	833
Provisions	61	1	59
Other non-current liabilities	3,969	48	2,848
Total non-current liabilities	10,929	132	5,018
Total liabilities	106,968	1,284	90,863
Equity
Share capital	834	10	833
Treasury shares	(991)	(12)	(1,269)
Share premium	10,765	129	9,688
Share-based payment reserve	1,508	18	1,652
Capital redemption reserve	173	2	173
Debenture redemption reserve	0	0	380
Special economic zone re-investment reserve	653	8	886
Retained earnings	265,257	3,183	215,593
Other components of equity	2,351	28	3,055
Total equity	280,550	3,366	230,991
Total liabilities and equity	₨ 387,518	$ 4,650	₨ 321,854